Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-current Assets
Schedule of long-term time deposits and held-to-maturity debt securities by contractual maturity date

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$

Due in 1 year through 2 years	11,510,069	40,641,146	5,567,814
Due in 2 years through 3 years	17,274,928	16,668,409	2,283,563
	28,784,997	57,309,555	7,851,377

Schedule of contractual maturity date of the investments

	As of December 31, 2023
		Gross	Gross	Fair Value
	Amortized	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB

Due in 1 year through 5 years	14,140,990	43,561	—	14,184,551
Due in 5 years through 10 years	2,608,225	29,958	(6,357)	2,631,826
	16,749,215	73,519	(6,357)	16,816,377

	As of December 31, 2024
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 1 year through 5 years	20,635,590	396,362	—	21,031,952	2,881,366
Due in 5 years through 10 years	2,607,675	215,569	—	2,823,244	386,782
	23,243,265	611,931	—	23,855,196	3,268,148